Restructuring - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
2023 Plan
Restructuring Cost And Reserve [Line Items]
Restructuring expenses		$ 13,608
Restructuring expenses after tax		10,201
2023 Plan | Employee Severance
Restructuring Cost And Reserve [Line Items]
Restructuring expenses		13,608
Restructuring liability		13,608
2023 Plan | Minimum | Scenario Forecast
Restructuring Cost And Reserve [Line Items]
Estimated cost	$ 39,000
2023 Plan | Minimum | Lease Termination Costs | Scenario Forecast
Restructuring Cost And Reserve [Line Items]
Estimated cost	24,000
2023 Plan | Minimum | Employee Severance | General and Administrative Expense | Scenario Forecast
Restructuring Cost And Reserve [Line Items]
Estimated cost	15,000
2023 Plan | Maximum | Scenario Forecast
Restructuring Cost And Reserve [Line Items]
Estimated cost	46,000
2023 Plan | Maximum | Lease Termination Costs | Scenario Forecast
Restructuring Cost And Reserve [Line Items]
Estimated cost	28,000
2023 Plan | Maximum | Employee Severance | General and Administrative Expense | Scenario Forecast
Restructuring Cost And Reserve [Line Items]
Estimated cost	$ 18,000
2022 Plan
Restructuring Cost And Reserve [Line Items]
Restructuring expenses		27,181
Restructuring expenses after tax		20,375
2022 Plan | Lease Termination Costs
Restructuring Cost And Reserve [Line Items]
Restructuring expenses		3,791
Payments		1,877
Restructuring liability		547
2022 Plan | Employee Severance
Restructuring Cost And Reserve [Line Items]
Restructuring expenses		19,170
Payments		10,909
Restructuring liability		8,261
2021 Plan
Restructuring Cost And Reserve [Line Items]
Restructuring expenses			$ 21,534
Restructuring expenses after tax			16,109
2021 Plan | Lease Termination Costs
Restructuring Cost And Reserve [Line Items]
Restructuring expenses		119	12,688
Payments		777	7,640
Provision estimates		(681)	3
Restructuring liability		0
2021 Plan | Employee Severance
Restructuring Cost And Reserve [Line Items]
Restructuring expenses		148	8,846
Payments		3,814	4,802
Provision estimates		72
Restructuring liability		450
2020 Plan
Restructuring Cost And Reserve [Line Items]
Restructuring expenses				$ 33,092
Restructuring expenses after tax				24,756
2020 Plan | Lease Termination Costs
Restructuring Cost And Reserve [Line Items]
Restructuring expenses				7,989
Payments		86	4,649	645
Provision estimates		(116)	(470)
Restructuring liability		0
2020 Plan | Employee Severance
Restructuring Cost And Reserve [Line Items]
Restructuring expenses				25,103
Payments		1,202	6,773	15,434
Provision estimates		(621)	$ (1,136)	$ 180
Restructuring liability		$ 117